Subsequent Events (Details) - Subsequent event - VG Master Fund SPC - ADS $ in Thousands	Feb. 08, 2024 USD ($) shares
Subsequent Events
Maximum number of shares agreed to issue | $	$ 2,072,070
Additional shares agreed to issue | shares	9,009